As filed with the Securities and Exchange Commission on February 7, 2011

Registration Nos. 033-22363 and 811-05594

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Post-Effective Amendment No. 41	x
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 43	x

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

(Exact name of Registrant as Specified in Charter)

GATEWAY CENTER THREE
100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077
(Address of Principal Executive Offices) (Zip Code)

(973) 367-7521
Registrant’s Telephone Number, Including Area Code:

Deborah A. Docs, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

¨ immediately upon filing pursuant to paragraph (b) ¨ 60 days after filing pursuant to paragraph (a)(1) ¨ 75 days after filing pursuant to paragraph (a)(2)	X on March 2, 2012 pursuant to paragraph (b) ¨ on pursuant to paragraph (a)(1) ¨ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 41 to the Registration Statement for Prudential Short-Term Corporate Bond Fund, Inc. (the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No. 40, which was filed pursuant to Rule 485(a)(1) on December 14, 2011. PEA No. 40 was initially scheduled to become effective on February 28, 2012. Accordingly, the contents of PEA No. 40 consisting of Part A, Part B, and Part C, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, the State of New Jersey, on the 7th day of February, 2012.

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
By:	/s/ Stuart S. Parker
Stuart S. Parker President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Kevin J. Bannon	Director
*Linda W. Bynoe	Director
*Michael S. Hyland	Director
*Douglas H. McCorkindale	Director
*Stephen P. Munn	Director
*Richard A. Redeker	Director
** Stuart S. Parker	Director and President-Principal Executive Officer
*Robin B. Smith	Director
*Stephen Stoneburn	Director
*Grace C. Torres	Treasurer & Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	February 7, 2012

* Power of Attorney dated March 9, 2010. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) for Prudential Investment Portfolios 12, filed via EDGAR on March 15, 2010.
**Power of Attorney for Stuart S. Parker dated January 3, 2012. Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A (File No. 333-119741) for Prudential Investment Portfolios, Inc. 10, filed via EDGAR on January 9, 2012.